Cost of Revenue (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cost of Revenue (Details) [Line Items]
Cost of revenue	0.00%	62.00%
Percentage of revenue	60.00%	49.00%
Revenue [Member]
Cost of Revenue (Details) [Line Items]
Percentage of revenue	100.00%	88.00%
Two Suppliers [Member]
Cost of Revenue (Details) [Line Items]
Percentage of cost revenue	10.00%
Three Suppliers [Member]
Cost of Revenue (Details) [Line Items]
Percentage of cost revenue		10.00%